July 20, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2 ("REGISTRANT")
           File Nos. 333-144422 and 811-07511
           RiverSource(R) FlexChoice Select Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically. If you have any questions or concerns regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Sincerely,


/s/ Rodney J. Vessels
------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary